5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES (Details)		12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($)
Details
Advances received for contracts in progress, Alvito property	$ 1,725,209
Prepaid expenses to be reimbursed, Alvito property	9,368	$ 9,368
Advances received for contracts in progress, Kovas property	2,399,242	2,399,242
Prepaid expenses to be reimbursed, Kovas property	$ 33,855	33,855
Write off, Kovas		71,289
Joint venture expense, Oelsnitz		$ 252,083